SHARE-BASED COMPENSATION (Narrative) (Details) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Minimum [Member]	Dec. 31, 2014 Maximum [Member]	Dec. 31, 2014 Stock Options [Member] USD ($)	Dec. 31, 2013 Stock Options [Member] USD ($)	Dec. 31, 2012 Stock Options [Member] USD ($)
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Service vesting condition					3 years	4 years
Expected life in years					7 years	10 years
Unrecognized share-based compensation costs	$ 3,418	21,210
Unrecognized share-based compensation costs, recognition period	2 years 9 months 29 days	2 years 9 months 29 days
Aggregate intrinsic value of the equity awards exercised	324	2,013	1,971	311
Total fair value of the equity awards vested	$ 2,490	15,451	12,711	14,115
Weighted-average grant-date fair value of options granted							$ 1.18	$ 1.03	$ 0.40